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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

 Stralem & Company Incorporated       645 Madison Avenue      New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:         October 31, 2010

Date of reporting period:       July 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)
Shares	Common Stocks — 96.1%	Value
	Consumer Discretionary — 3.4%
	Hotels, Restaurants & Leisure — 3.4%
75,800	McDonald’s Corp.	$5,285,534

	Consumer Staples — 15.1%
	Food & Staples Retailing — 10.1%
175,000	CVS Caremark Corp.	5,370,750
296,700	Kroger Co.	6,284,106
77,100	Wal-Mart Stores, Inc.	3,946,749
		15,601,605
	Food Products — 1.6%
49,400	Kellogg Co.	2,472,470

	Household Products — 3.4%
84,000	Procter & Gamble Co. (The)	5,137,440

	Energy — 8.0%
	Oil, Gas & Consumable Fuels — 8.0%
82,300	Chevron Corp.	6,272,083
102,099	Exxon Mobil Corp.	6,093,268
		12,365,351
	Financials — 3.5%
	Insurance — 3.5%
145,000	Loews Corp.	5,386,750

	Health Care — 11.3%
	Pharmaceuticals — 11.3%
76,300	Abbott Laboratories	3,744,804
109,100	Eli Lilly & Co.	3,883,960
60,800	Johnson & Johnson	3,531,872
412,500	Pfizer, Inc.	6,187,500
		17,348,136
	Industrials — 24.2%
	Aerospace & Defense — 6.9%
70,000	L-3 Communications Holdings, Inc.	5,112,800
77,100	United Technologies Corp.	5,481,810
		10,594,610
	Electrical Equipment — 3.4%
106,500	Emerson Electric Co.	5,276,010

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)
Shares	Common Stocks — 96.1% (Continued)	Value
	Industrials — 24.2% (Continued)
	Industrial Conglomerates — 7.0%
61,300	3M Co.	$5,243,602
340,600	General Electric Co.	5,490,472
		10,734,074
	Machinery — 6.9%
76,800	Caterpillar, Inc.	5,356,800
136,600	Danaher Corp.	5,246,806
		10,603,606
	Information Technology — 13.5%
	Communications Equipment — 2.5%
170,300	Cisco Systems, Inc. (a)	3,928,821

	Computers & Peripherals — 2.5%
84,500	Hewlett-Packard Co.	3,890,380

	IT Services — 3.4%
40,300	International Business Machines Corp.	5,174,520

	Semiconductors & Semiconductor Equipment — 2.6%
191,200	Intel Corp.	3,938,720

	Software — 2.5%
149,700	Microsoft Corp.	3,863,757

	Materials — 1.1%
	Metals & Mining — 1.1%
29,500	Newmont Mining Corp.	1,649,050

	Utilities — 16.0%
	Electric Utilities — 12.0%
173,800	American Electric Power Co., Inc.	6,253,324
368,800	Duke Energy Corp.	6,306,480
169,900	Southern Co. (The)	6,002,567
		18,562,371
	Multi-Utilities — 4.0%
132,200	Consolidated Edison, Inc.	6,097,064

	Total Common Stocks (Cost $138,655,375)	$147,910,269

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)
Shares	Money Market Funds — 6.0%	Value
3,000,000	Dreyfus Government Cash Management Fund, 0.00% *	$3,000,000
6,244,949	Dreyfus Treasury Prime Money Market Fund, 0.00% *	6,244,949
	Total Money Market Funds (Cost $9,244,949)	$9,244,949

	Total Investments at Value — 102.1% (Cost $147,900,324)	$157,155,218

	Liabilities in Excess of Other Assets — (2.1%)	(3,179,084)

	Net Assets — 100.0%	$153,976,134

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at July 31, 2010.

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

1.  Investment valuation

The securities of Stralem Equity Fund (the “Fund”) that are traded on U.S. stock exchanges are generally valued at the last reported sales price.  If there have been no sales on any business day, a security is valued at the closing bid quote.  Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund.  Such valuation would be initiated in instances when prices of individual portfolio securities are “not readily available” or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s NAV is determined.  Such fair value pricing is determined according to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$147,910,269	$-	$-	$147,910,269
Money Market Funds	9,244,949	-	-	9,244,949
Total	$157,155,218	$-	$-	$157,155,218

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2010, the Fund did not have any significant transfers in and out of Level 1.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of or during the quarter ended July 31, 2010.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

2.  Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.  Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2010:

Cost of portfolio investments	$148,089,517

Gross unrealized appreciation	$15,088,471
Gross unrealized depreciation	(6,022,770)

Net unrealized appreciation	$9,065,701

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	August 18, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	August 18, 2010

* Print the name and title of each signing officer under his or her signature.